Stockholders' Equity (Changes in Accumulated Other Comprehensive Income, Net of Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ 3,647,157		¥ 3,135,422		¥ 3,124,410
Cumulative effect of newly adopted ASUs	(2,118)
Other comprehensive income before reclassifications	22,063		(2,983)		14,546
Amounts reclassified out of accumulated other comprehensive income	6,929	[1]	8,924	[2]	1,545
Net other comprehensive income	28,992		5,941		16,091
Less: Other comprehensive income attributable to noncontrolling interests	7,390		3,918		(18,458)
Ending Balance	4,436,690		3,647,157		3,135,422
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(616,746)		(618,769)		(653,318)
Cumulative effect of newly adopted ASUs	(15,526)
Ending Balance	(610,670)		(616,746)		(618,769)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	126,191		126,635		140,736
Cumulative effect of newly adopted ASUs	(15,526)
Other comprehensive income before reclassifications	33,124		2,013		(27,007)
Amounts reclassified out of accumulated other comprehensive income	161		(943)	[2]	(3,286)
Net other comprehensive income	33,285		1,070		(30,293)
Less: Other comprehensive income attributable to noncontrolling interests	8,915		1,514		(16,192)
Ending Balance	135,035		126,191		126,635
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(296,444)		(308,736)		(371,739)
Other comprehensive income before reclassifications	(23,448)		1,779		54,513
Amounts reclassified out of accumulated other comprehensive income	9,488		10,611	[2]	8,719
Net other comprehensive income	(13,960)		12,390		63,232
Less: Other comprehensive income attributable to noncontrolling interests	53		98		229
Ending Balance	(310,457)		(296,444)		(308,736)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(445,251)		(436,610)		(421,117)
Other comprehensive income before reclassifications	10,071		(4,480)		(17,988)
Amounts reclassified out of accumulated other comprehensive income	(1,627)		(1,855)	[2]
Net other comprehensive income	8,444		(6,335)		(17,988)
Less: Other comprehensive income attributable to noncontrolling interests	(1,578)		2,306		(2,495)
Ending Balance	(435,229)		(445,251)		(436,610)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,242)		(58)		(1,198)
Other comprehensive income before reclassifications	2,316		(2,295)		5,028
Amounts reclassified out of accumulated other comprehensive income	(1,093)		1,111	[2]	(3,888)
Net other comprehensive income	1,223		(1,184)		1,140
Ending Balance	¥ (19)		¥ (1,242)		¥ (58)

[1]	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.
[2]	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.